INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2015
INTANGIBLE ASSETS, NET
Summary of company's intangible assets

	March 31, 2014
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(12,117,249)	(12,009,457)	—	10
Customer relationships	1,300,000	(550,833)	—	749,167	12
Training platform	422,700	(35,225)	—	387,475	5
Contracts in progress (i)	1,225,380	(569,087)	—	656,293	—

Total intangible assets	27,074,786	(13,272,394)	(12,009,457)	1,792,935

	March 31, 2015
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(659,166)	—	640,834	12
Training platform	422,700	(119,765)	—	302,935	5
Contracts in progress (i)	1,225,380	(915,227)	(310,153)	—	—

Total intangible assets	2,948,080	(1,694,158)	(310,153)	943,769

(i)  Contracts in progress of RMB 569,087 and RMB 346,140 recognized at the acquisition date was deducted from the billing upon completion of certain contracts as of March 31, 2014 and 2015. The Company recognized an impairment charge of RMB 310,153 upon the cancellation of certain contracts during the year ended March 31, 2015.

Schedule of estimated amortization expense
March 31
RMB
2016	192,873
2017	192,873
2018	192,873
2019	157,648
2020	108,333